RELATED PARTIES (Schedule of Parent Company Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (loss) from equity method investments	$ 48,966	$ 16,849	$ 45,559
Parent Company [Member]
Income (loss) from equity method investments	(75,790)	53,586	255,009
International Seaways Operating Corporation [Member] | Parent Company [Member]
Income (loss) from equity method investments	(89,851)	43,325	252,236
Other Subsidiaries [Member] | Parent Company [Member]
Income (loss) from equity method investments	(327)	(977)	(8,529)
LNG Joint Venture [Member] | Parent Company [Member]
Income (loss) from equity method investments	$ 14,388	11,265	11,188
TI LLC Joint Venture [Member] | Parent Company [Member]
Income (loss) from equity method investments		$ (27)	$ 114